RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 JYADK [Member] USD ($)	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2010 JYADK [Member] CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2011 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2010 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2010 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Income for providing utilities
Treatment income and other miscellaneous					(102)	(637)
Loan to a non-controlling shareholder of a subsidiary									16,051	100,000
Medicine and treatment expenses	$ 843	5,249